Document and Entity Information	Feb. 25, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 25, 2025
Entity Registrant Name	IonQ, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39694
Entity Tax Identification Number	85-2992192
Entity Address Address Line 1	4505 Campus Drive
Entity Address City Or Town	College Park
Entity Address State Or Province	MD
Entity Address Postal Zip Code	20740
City Area Code	301
Local Phone Number	298-7997
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by IonQ, Inc. (the “Company”) with the U.S. Securities and Exchange Commission on February 26, 2025 (the “Original Form 8-K”) filed to, among other things, report under Item 8.01 that the Company had entered into a definitive agreement to acquire a controlling stake of ID Quantique SA, a global leader in quantum networking and sensing, headquartered in Geneva, Switzerland, in an all-stock transaction for up to approximately 5.2 million shares of common stock of the Company (the “Transaction”). The purpose of this Amendment is to incorporate the information contained in Item 8.01 of the Original Form 8-K under Item 3.02 as well, to the extent required, and to provide supplemental information required by Item 3.02. Except as set forth herein, no other changes have been made to the Original Form 8-K, and Item 2.02, Item 5.02, Item 7.01, Item 8.01 and Item 9.01 of the Original Form 8-K are incorporated herein by reference.
Entity Central Index Key	0001824920
Common Stock Par Value 0.0001 Per Share [Member]
Document Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	IONQ
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of common stock for $11.50 per share
Trading Symbol	IONQ WS
Security Exchange Name	NYSE